Promissory Notes Payable and Convertible Debentures (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
Schedule of Key Valuation Inputs

Consistent with the approach above, the following table summarizes the key valuation inputs as at applicable valuation dates:

Reference (2)(4) (5)	Valuation date	Maturity date	Contractual Interest rate	Stock price (US$)	Expected equity volatility	Credit spread	Risk-free rate	Risk- adjusted rate
CD1 note(3)	12-31-22	03-31-25	7.50%	0.125	120%	7.08%	4.32%	17.85%
RCD note	12-31-22	03-31-25	9.00%	0.125	120%	7.08%	4.32%	17.85%
CD2 note(3)	12-31-22	03-31-25	10.50%	0.125	120%	7.08%	4.32%	19.76%
CD1 note(3)	03-31-23	03-31-25	7.50%	0.082	115%	11.22%	4.06%	21.33%
RCD note	03-31-23	03-31-25	9.00%	0.082	115%	11.22%	4.06%	21.33%
CD2 note(3)	03-31-23	03-31-25	10.50%	0.082	115%	11.22%	4.06%	23.20%

(1)	The CD1 carried a Discount for Lack of Marketability (“DLOM”) of 5.0% as of the issuance date and as of March 31, 2022. The CD2 carried a DLOM of 10.0% as of the issuance date and June 30, 2022
(2)	CD1 and RCD carry an instrument-specific spread of 7.23%, CD2 carries an instrument-specific spread of 9.32%
(3)	The conversion price of the CD1 is $0.219 and CD2 is $0.212 as of December 31, 2022
(4)	A project risk rate of 13.0% was used for all scenarios of the RCD fair value computations
(5)	The valuation of the RCD is driven by the aggregation of (i) the present value of future potential cash flow to the royalty holder, in the event that the RCD is converted to a royalty, utilizing an estimate of future metal sales and Monte Carlo simulations of future metal prices, and (ii) the computation of the present value assuming no conversion to the 1.85% gross revenue royalty. The valuation of (i) is compared to the valuation of (ii) for each simulation, with the higher value used in the aggregation to arrive at the fair value of the RCD. This results in an implied probability of the RCD being converted to the royalty, in the event that the Stream is advanced. Based on this methodology, as of December 31, 2022, the implied probability of the RCD being converted to a 1.85% royalty, in the event that the Stream is advanced, was 89%. Credit spread, Risk-free rate, and Risk-adjusted rate shown for the RCD are applicable to the scenario where the Stream is not advanced. There are immaterial differences in these inputs for the scenario where the Stream is advanced. As of March 31, 2023, these were 11.38%, 4.85%, and 22.18% respectively for the Scenario where the Stream is advanced

Consistent with the approach above, the following table summarizes the key valuation inputs as at applicable valuation dates:

Reference (2)(4) (5)	Valuation date	Maturity date	Contractual Interest rate	Stock price (US$)	Expected equity volatility	Credit spread	Risk-free rate	Risk- adjusted rate
CD1 note (1)	01-28-22	07-07-23	7.50%	0.230	120%	8.70%	0.92%	16.18%
RCD note	01-07-22	07-07-23	9.00%	0.242	130%	9.21%	0.65%	16.39%
CD1 note (1)	03-31-22	07-07-23	7.50%	0.235	120%	8.85%	1.80%	17.12%
RCD note	03-31-22	07-07-23	9.00%	0.235	120%	8.85%	1.80%	17.12%
CD2 note(1)	06-17-22	03-31-25	10.50%	0.185	120%	9.45%	3.28%	20.95%
CD2 note(1)	06-30-22	03-31-25	10.50%	0.150	120%	10.71%	2.95%	21.78%
CD1 note	06-30-22	03-31-25	7.50%	0.150	120%	10.71%	2.95%	19.89%
RCD note	06-30-22	03-31-25	9.00%	0.150	120%	10.71%	2.95%	19.89%
CD1 note	09-30-22	03-31-25	7.50%	0.085	120%	13.31%	4.19%	23.35%
RCD note	09-30-22	03-31-25	9.00%	0.085	120%	13.31%	4.19%	23.35%
CD2 note	09-30-22	03-31-25	10.50%	0.085	120%	13.31%	4.19%	25.21%
CD1 note(3)	12-31-22	03-31-25	7.50%	0.125	120%	7.08%	4.32%	17.85%
RCD note	12-31-22	03-31-25	9.00%	0.125	120%	7.08%	4.32%	17.85%
CD2 note(3)	12-31-22	03-31-25	10.50%	0.125	120%	7.08%	4.32%	19.76%

(1)	The CD1 carried a Discount for Lack of Marketability (“DLOM”) of 5.0% as of the issuance date and as of March 31, 2022. The CD2 carried a DLOM of 10.0% as of the issuance date and June 30, 2022
(2)	CD1 and RCD carry an instrument-specific spread of 7.23%, CD2 carries an instrument-specific spread of 9.32%
(3)	The conversion price of the CD1 is $0.219 and CD2 is $0.212 as of December 31, 2022
(4)	A project risk rate of 13.0% was used for all scenarios of the RCD fair value computations
(5)	The valuation of the RCD is driven by the aggregation of (i) the present value of future potential cash flow to the royalty holder, in the event that the RCD is converted to a royalty, utilizing an estimate of future metal sales and Monte Carlo simulations of future metal prices, and (ii) the computation of the present value assuming no conversion to the 1.85% gross revenue royalty. The valuation of (i) is compared to the valuation of (ii) for each simulation, with the higher value used in the aggregation to arrive at the fair value of the RCD. This results in an implied probability of the RCD being converted to the royalty, in the event that the Stream is advanced. Based on this methodology, as of December 31. 2022, the implied probability of the RCD being converted to a 1.85% royalty, in the event that the Stream is advanced, was 98%. Credit spread, Risk-free rate, and Risk-adjusted rate shown for the RCD are applicable to the scenario where the Stream is not advanced. There are immaterial differences in these inputs for the scenario where the Stream is advanced. As of December 31, 2022 these were 6.71%, 4.36%, and 17.55% respectively for the Scenario where the Stream is advanced

Schedule of Fair Value Derivative Liability

The resulting fair values of the CD1, RCD, and CD2 at March 31, 2023, and as of December 31, 2022, were as follows:

Instrument Description	March 31, 2023	December 31, 2022
CD1	$5,093,130	$5,537,360
RCD	9,119,412	10,285,777
CD2	13,117,407	14,063,525
Total	$27,389,949	$29,886,662

The resulting fair values of the CD1, RCD, and CD2 at the issuance dates, and as of December 31, 2022, were as follows:

Instrument Description	Issuance date CD1 RCD, CD2	December 31, 2022
CD1	$6,320,807	$5,537,360
RCD	7,679,193	10,285,777
CD2	15,000,000	14,063,525
Total	$29,000,000	$29,886,662